Schedule of Investments (unaudited)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
AeroVironment, Inc.(a)	58,131	$ 9,595,684
BWX Technologies, Inc.	7,254	1,411,991
Curtiss-Wright Corp.	27,339	20,716,401
Hexcel Corp.	94,257	9,431,356
Huntington Ingalls Industries, Inc.	59,773	16,729,865
Kratos Defense & Security Solutions, Inc.(a)	262,948	13,110,587
L3Harris Technologies, Inc.	282,964	82,226,509
Leonardo DRS, Inc.	115,300	4,919,851
Loar Holdings, Inc.(a)(b)	67,220	5,418,604
StandardAero, Inc.(a)(b)	348,263	10,416,546
Textron, Inc.	262,341	24,064,540
		198,041,934
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	13,029	2,453,882
Expeditors International of Washington, Inc.	201,158	32,784,731
GXO Logistics, Inc.(a)	175,142	8,879,699
		44,118,312
Automobile Components — 0.4%
Aptiv PLC(a)	322,928	19,821,321
BorgWarner, Inc.	312,553	20,753,519
Gentex Corp.	324,725	8,205,801
Lear Corp.	77,030	10,326,642
QuantumScape Corp., Class A(a)(b)	763,983	5,775,711
		64,882,994
Automobiles — 0.7%
Ford Motor Co.	5,944,780	82,632,442
Lucid Group, Inc.(a)(b)	—	—
Rivian Automotive, Inc., Class A(a)	1,103,156	19,139,756
Thor Industries, Inc.	76,705	5,765,148
		107,537,346
Banks — 3.6%
Bank OZK	157,742	8,216,781
BOK Financial Corp.	28,760	3,994,189
Central BanCo, Inc., Class A	30,543	927,896
Citizens Financial Group, Inc.	644,670	45,172,027
Columbia Banking System, Inc.	439,856	14,097,385
Commerce Bancshares, Inc.	205,898	11,890,609
Cullen/Frost Bankers, Inc.	90,063	13,916,535
East West Bancorp, Inc.	207,467	26,781,915
Fifth Third Bancorp	1,375,543	77,539,359
First Citizens BancShares, Inc., Class A	12,143	25,267,033
First Hawaiian, Inc.	188,491	5,522,786
First Horizon Corp.	722,523	18,525,490
FNB Corp.	535,696	10,221,080
Huntington Bancshares, Inc.	3,063,692	54,319,259
KeyCorp	1,413,098	32,571,909
M&T Bank Corp.	223,221	53,128,830
Pinnacle Financial Partners, Inc.	214,236	21,612,128
Popular, Inc.	90,363	14,835,797
Prosperity Bancshares, Inc.	175,330	12,804,350
Regions Financial Corp.	1,302,899	39,347,550
Southstate Bank Corp.	146,400	14,625,360
Webster Financial Corp.	246,005	18,799,702
Western Alliance Bancorp	131,785	10,832,727
Wintrust Financial Corp.	101,230	16,269,686
Zions Bancorp N.A.	221,808	15,346,895
		566,567,278
Beverages — 0.9%
Brown-Forman Corp., Class A	66,819	1,828,168
Brown-Forman Corp., Class B, NVS	205,294	5,471,085
Coca-Cola Consolidated, Inc.	75,453	14,405,487
Constellation Brands, Inc., Class A	209,585	29,151,178
Security	Shares	Value
Beverages (continued)
Keurig Dr. Pepper, Inc.	1,970,918	$ 64,508,146
Molson Coors Beverage Co., Class B	233,619	9,101,796
Primo Brands Corp., Class A	372,360	9,100,478
		133,566,338
Biotechnology — 1.5%
Arrowhead Pharmaceuticals, Inc.(a)	76,402	6,227,527
Ascendis Pharma A/S(a)	4,200	1,120,224
Biogen, Inc.(a)	224,145	48,428,769
BioMarin Pharmaceutical, Inc.(a)	291,600	16,685,352
Bridgebio Pharma, Inc.(a)	14,256	1,061,787
Caris Life Sciences, Inc.(a)	19,338	344,603
Exelixis, Inc.(a)	283,281	15,413,319
Incyte Corp.(a)	252,847	28,662,736
Ionis Pharmaceuticals, Inc.(a)	14,083	1,116,641
Moderna, Inc.(a)(b)	555,510	38,902,365
Neurocrine Biosciences, Inc.(a)	21,058	3,549,010
Roivant Sciences Ltd.(a)	746,559	26,420,723
United Therapeutics Corp.(a)	62,905	34,083,816
Viking Therapeutics, Inc.(a)(b)	160,936	6,278,114
		228,294,986
Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	4,880	2,578,690
eBay, Inc.	528,330	59,040,877
Etsy, Inc.(a)	72,139	5,434,231
Macy’s, Inc.	401,938	9,465,640
Ollie’s Bargain Outlet Holdings, Inc.(a)	92,060	7,077,573
		83,597,011
Building Products — 1.2%
A. O. Smith Corp.	170,478	10,692,380
Advanced Drainage Systems, Inc.	110,907	17,407,963
Allegion PLC	129,816	18,237,850
Armstrong World Industries, Inc.	47,561	7,629,736
Builders FirstSource, Inc.(a)	159,852	14,303,557
Carlisle Cos., Inc.	54,986	19,946,171
Fortune Brands Innovations, Inc.	176,900	9,711,810
Hayward Holdings, Inc.(a)	318,149	5,507,159
Lennox International, Inc.	33,949	19,451,080
Masco Corp.	307,795	25,045,279
Owens Corning	121,569	19,324,608
Simpson Manufacturing Co., Inc.	62,774	13,141,737
Trex Co., Inc.(a)	157,278	7,870,191
		188,269,521
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	38,935	13,175,604
Ameriprise Financial, Inc.	126,345	57,962,032
Blue Owl Capital, Inc., Class A	1,004,390	8,788,413
Bullish(a)(b)	29,654	694,793
Carlyle Group, Inc. (The)	403,594	16,995,343
Cboe Global Markets, Inc.	160,181	38,871,123
Coinbase Global, Inc., Class A(a)	334,126	48,845,880
Evercore, Inc., Class A	56,096	19,153,418
FactSet Research Systems, Inc.(b)	54,525	12,545,112
Franklin Resources, Inc.	409,012	13,607,829
Freedom Holding Corp.(a)(b)	3,732	486,914
Galaxy Digital, Inc., Class A(a)	285,110	7,794,907
Hamilton Lane, Inc., Class A	60,048	4,733,584
Houlihan Lokey, Inc., Class A	83,161	11,154,385
Invesco Ltd.	549,088	14,490,432
Jefferies Financial Group, Inc.	231,308	11,560,774
Lazard, Inc.	106,065	4,448,366
LPL Financial Holdings, Inc.	78,647	22,153,287
MarketAxess Holdings, Inc.	53,545	6,076,822
Morningstar, Inc.	27,751	4,329,711
MSCI, Inc., Class A	101,420	56,799,257

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	679,808	$ 53,582,467
Northern Trust Corp.	265,820	46,210,149
Raymond James Financial, Inc.	268,642	40,841,643
Robinhood Markets, Inc., Class A(a)	201,551	20,211,534
SEI Investments Co.	155,189	13,611,627
State Street Corp.	406,878	69,006,509
Stifel Financial Corp.	227,436	15,868,210
T Rowe Price Group, Inc.	319,943	36,374,320
TPG, Inc., Class A	221,419	8,978,541
Tradeweb Markets, Inc., Class A	163,697	16,314,043
Virtu Financial, Inc., Class A	126,111	7,512,432
XP, Inc., Class A	599,041	9,740,407
		712,919,868
Chemicals — 2.5%
Albemarle Corp.	178,692	24,128,781
Axalta Coating Systems Ltd.(a)	328,962	11,257,080
Celanese Corp., Class A	170,152	7,826,992
CF Industries Holdings, Inc.	233,806	25,311,837
Corteva, Inc.	1,022,198	86,569,949
Dow, Inc.	1,096,288	29,994,440
DuPont de Nemours, Inc.	208,485	28,278,905
Eastman Chemical Co.	173,171	11,598,994
Element Solutions, Inc.	347,118	16,574,884
International Flavors & Fragrances, Inc.	390,198	30,911,485
LyondellBasell Industries NV, Class A	393,572	20,721,566
Mosaic Co. (The)	483,082	10,236,508
NewMarket Corp.	9,381	7,422,622
Olin Corp.	173,261	3,434,033
PPG Industries, Inc.	339,112	41,130,894
RPM International, Inc.	192,541	21,400,932
Scotts Miracle-Gro Co. (The)	68,516	4,666,625
Westlake Corp.	50,100	3,657,300
		385,123,827
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.(a)	62,909	18,794,064
Copart, Inc.(a)	1,345,798	37,938,046
GFL Environmental, Inc.	396,792	14,597,978
MSA Safety, Inc.	55,507	9,690,412
RB Global, Inc.(b)	283,711	33,038,146
Tetra Tech, Inc.	396,625	11,458,496
Veralto Corp.	372,789	33,058,928
		158,576,070
Communications Equipment — 0.2%
F5, Inc.(a)	85,911	35,735,540
Construction & Engineering — 0.6%
AECOM	196,653	13,726,379
API Group Corp.(a)	581,768	24,637,875
Dycom Industries, Inc.(a)	27,248	13,776,316
Everus Construction Group, Inc.(a)	10,716	1,778,320
Primoris Services Corp.	77,592	7,690,919
Valmont Industries, Inc.	28,901	16,693,218
WillScot Holdings Corp., Class A	269,431	7,775,779
		86,078,806
Construction Materials — 0.8%
Eagle Materials, Inc.	47,495	10,686,375
James Hardie Industries PLC(a)(b)	227,709	5,961,422
Martin Marietta Materials, Inc.	90,843	52,389,158
Vulcan Materials Co.	197,153	58,162,106
		127,199,061
Consumer Finance — 0.7%
Ally Financial, Inc.	377,292	17,336,567
Credit Acceptance Corp.(a)(b)	5,018	3,195,161
Figure Technology Solutions, Inc., Class A(a)(b)	115,966	3,561,316
Security	Shares	Value
Consumer Finance (continued)
OneMain Holdings, Inc.	176,089	$ 10,736,146
SLM Corp.	252,789	6,557,347
SoFi Technologies, Inc.(a)(b)	1,698,078	30,446,539
Synchrony Financial	510,503	38,823,753
		110,656,829
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	506,110	6,847,668
BJ’s Wholesale Club Holdings, Inc.(a)	196,931	17,176,322
Casey’s General Stores, Inc.	6,520	5,182,031
Dollar General Corp.	334,358	38,487,949
Dollar Tree, Inc.(a)	281,471	34,043,917
Kroger Co. (The)	847,716	47,073,670
Maplebear, Inc.(a)	124,719	5,905,445
Performance Food Group Co.(a)	228,096	25,498,852
Sprouts Farmers Market, Inc.(a)	142,813	12,079,124
Sysco Corp.	381,195	31,860,278
U.S. Foods Holding Corp.(a)	332,965	34,045,671
		258,200,927
Containers & Packaging — 1.4%
Amcor PLC	704,849	30,555,204
AptarGroup, Inc.	96,682	12,104,586
Avery Dennison Corp.	116,871	18,974,007
Ball Corp.	403,477	25,176,965
Crown Holdings, Inc.	170,066	19,016,780
Graphic Packaging Holding Co.	448,585	4,741,544
International Paper Co.	800,596	30,502,708
Packaging Corp. of America	131,726	31,387,671
Silgan Holdings, Inc.	135,717	6,295,912
Smurfit Westrock PLC	793,701	36,716,608
Sonoco Products Co.	149,469	8,422,578
		223,894,563
Distributors — 0.3%
Genuine Parts Co.	208,279	24,572,757
LKQ Corp.	387,395	10,200,110
Pool Corp.	49,069	10,544,928
		45,317,795
Diversified Consumer Services — 0.3%
ADT, Inc.	857,060	5,570,890
Bright Horizons Family Solutions, Inc.(a)	79,952	5,666,998
Duolingo, Inc., Class A(a)	58,706	6,752,364
Grand Canyon Education, Inc.(a)	29,763	4,259,383
H&R Block, Inc.	162,461	6,186,515
Liberty Live Holdings, Inc., Class A(a)	30,609	3,099,467
Liberty Live Holdings, Inc., Class C, NVS(a)(b)	74,312	7,850,320
Service Corp. International	204,610	15,542,175
		54,928,112
Diversified REITs — 0.2%
WP Carey, Inc.	337,267	24,114,590
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc., Class A(a)(b)	23,614	2,098,340
Iridium Communications, Inc.	97,969	5,373,600
Liberty Global Ltd., Class A(a)	257,071	2,922,897
Liberty Global Ltd., Class C, NVS(a)(b)	206,682	2,273,502
		12,668,339
Electric Utilities — 3.7%
Alliant Energy Corp.	394,314	30,082,215
Edison International	579,021	43,108,113
Entergy Corp.	695,821	79,922,000
Evergy, Inc.	349,692	30,223,880
Eversource Energy	573,799	41,468,454
Exelon Corp.	1,558,669	72,665,149
FirstEnergy Corp.	839,429	39,906,455

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	83,442	$ 12,624,775
OGE Energy Corp.	314,081	15,283,181
Oklo, Inc., Class A(a)	214,433	11,221,279
PG&E Corp.	3,336,938	56,127,297
Pinnacle West Capital Corp.	184,220	19,711,540
PPL Corp.	1,144,704	41,609,990
Xcel Energy, Inc.	949,637	76,255,851
		570,210,179
Electrical Equipment — 1.7%
Acuity, Inc.	46,138	17,378,339
AMETEK, Inc.	347,884	84,167,055
Generac Holdings, Inc.(a)	87,742	25,691,735
Hubbell, Inc.	80,821	42,285,547
Nextpower, Inc., Class A(a)	224,378	26,732,395
nVent Electric PLC	145,134	24,616,178
Regal Rexnord Corp.	101,201	24,105,066
Rockwell Automation, Inc.	30,293	14,997,458
Sensata Technologies Holding PLC	220,521	10,527,673
X-Energy, Inc., Class A(a)	64,307	1,180,677
		271,682,123
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	3,029	1,129,423
Arrow Electronics, Inc.(a)	77,642	16,569,579
Avnet, Inc.	123,269	10,948,753
CDW Corp.	193,757	27,249,984
Cognex Corp.	254,543	18,434,004
Coherent Corp.(a)	213,340	84,156,230
Flex Ltd.(a)	556,994	90,272,017
Ingram Micro Holding Corp.	67,072	1,839,785
IPG Photonics Corp.(a)	38,840	4,556,709
Keysight Technologies, Inc.(a)	111,517	39,038,756
Littelfuse, Inc.	37,899	17,256,552
Ralliant Corp.	170,857	12,580,201
Sanmina Corp.(a)	52,385	13,257,596
TD SYNNEX Corp.	116,214	31,068,651
Teledyne Technologies, Inc.(a)	70,000	46,683,000
TTM Technologies, Inc.(a)	21,384	3,999,236
Vontier Corp.	213,829	6,201,041
Zebra Technologies Corp., Class A(a)	73,178	19,264,840
		444,506,357
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class A	1,510,073	83,809,051
Halliburton Co.	1,271,221	43,157,953
NOV, Inc.	544,843	10,106,838
TechnipFMC PLC	364,797	24,186,041
Weatherford International PLC	107,329	8,747,314
		170,007,197
Entertainment — 1.4%
Electronic Arts, Inc.	328,625	67,381,270
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	36,021	3,153,278
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	329,795	31,376,696
Madison Square Garden Sports Corp., Class A(a)	11,326	4,551,240
Roku, Inc., Class A(a)	11,316	1,563,192
TKO Group Holdings, Inc., Class A	57,937	11,663,298
Warner Bros Discovery, Inc., Class A(a)	3,659,297	97,556,858
		217,245,832
Financial Services — 2.2%
Block, Inc., Class A(a)	791,955	60,188,580
Chime Financial, Inc., Class A(a)	375,955	7,699,558
Corebridge Financial, Inc.	375,579	10,752,827
Corpay, Inc.(a)	61,294	20,427,451
Security	Shares	Value
Financial Services (continued)
Equitable Holdings, Inc.	179,360	$ 7,870,317
Euronet Worldwide, Inc.(a)	53,816	3,938,793
Fidelity National Information Services, Inc.	789,540	30,697,315
Fiserv, Inc.(a)	809,172	39,689,887
Global Payments, Inc.	351,003	25,468,778
Jack Henry & Associates, Inc.	109,725	15,113,521
MGIC Investment Corp.	316,828	8,934,550
PayPal Holdings, Inc.	1,362,394	58,828,173
Rocket Cos., Inc., Class A(a)	1,478,122	23,280,421
Shift4 Payments, Inc., Class A(a)	53,148	2,585,119
TFS Financial Corp.	82,479	1,461,528
UWM Holdings Corp., Class A	420,218	962,299
Voya Financial, Inc.	140,738	12,741,011
Western Union Co. (The)	403,681	3,108,344
WEX, Inc.(a)	48,464	6,837,786
		340,586,258
Food Products — 2.0%
Archer-Daniels-Midland Co.	729,502	55,733,953
Bunge Global SA	201,817	21,539,928
Campbell’s Co. (The)	298,940	6,657,394
Conagra Brands, Inc.	735,433	9,898,928
Darling Ingredients, Inc.(a)	238,857	13,046,369
Freshpet, Inc.(a)	73,834	4,365,066
General Mills, Inc.	813,642	28,314,742
Hershey Co. (The)	198,986	34,912,094
Hormel Foods Corp.	446,482	11,081,683
Ingredion, Inc.	95,480	9,042,911
J M Smucker Co. (The)	159,430	17,935,875
JBS NV, Class A	497,648	5,897,129
Kraft Heinz Co. (The)	1,304,842	30,820,368
Lamb Weston Holdings, Inc.	201,255	8,690,191
McCormick & Co., Inc., NVS	387,172	19,521,212
Pilgrim’s Pride Corp.	61,802	1,737,254
Post Holdings, Inc.(a)	61,977	5,470,090
Seaboard Corp.	375	1,674,124
Smithfield Foods, Inc.	69,344	1,682,285
Tyson Foods, Inc., Class A	420,055	24,048,149
		312,069,745
Gas Utilities — 0.5%
Atmos Energy Corp.	250,755	43,197,564
MDU Resources Group, Inc.	314,567	6,671,966
National Fuel Gas Co.	143,449	11,075,697
UGI Corp.	327,812	11,322,627
		72,267,854
Ground Transportation — 1.2%
Avis Budget Group, Inc.(a)(b)	18,425	2,723,768
Fedex Freight Holding Co., Inc.(a)	167,036	25,222,436
JB Hunt Transport Services, Inc.	114,154	33,039,592
Knight-Swift Transportation Holdings, Inc.	241,197	18,782,010
Landstar System, Inc.	34,744	7,185,407
Lyft, Inc., Class A(a)	497,887	7,274,129
Old Dominion Freight Line, Inc.	225,056	48,747,130
Ryder System, Inc.	57,248	15,100,305
Saia, Inc.(a)	40,703	17,142,475
Schneider National, Inc., Class B	78,521	2,868,372
U-Haul Holding Co.(a)(b)	11,215	733,910
U-Haul Holding Co., NVS	146,317	8,442,491
		187,262,025
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)	102,066	17,214,452
Baxter International, Inc.	783,887	16,712,471
Becton Dickinson & Co.	432,349	65,427,374
Cooper Cos., Inc. (The)(a)	296,603	21,269,401
Edwards Lifesciences Corp.(a)	866,965	78,425,654

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)	251,740	$ 6,633,349
GE HealthCare Technologies, Inc.	693,036	44,361,234
Globus Medical, Inc., Class A(a)	171,032	13,513,238
IDEXX Laboratories, Inc.(a)	19,286	10,152,922
Medline, Inc., Class A(a)(b)	684,481	26,995,931
ResMed, Inc.	220,932	43,055,228
Solventum Corp.(a)	225,417	17,390,922
STERIS PLC	148,650	31,301,230
Teleflex, Inc.	66,808	8,468,582
Zimmer Biomet Holdings, Inc.	295,412	25,432,019
		426,354,007
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	193,043	45,859,295
Centene Corp.(a)	689,888	44,283,911
Chemed Corp.	19,865	9,251,925
DaVita, Inc.(a)	46,547	10,355,777
Encompass Health Corp.	150,130	15,175,140
Ensign Group, Inc. (The)	86,203	13,818,341
Guardant Health, Inc.(a)	21,724	3,259,252
Henry Schein, Inc.(a)(b)	150,411	12,562,327
Humana, Inc.	182,672	72,560,972
Labcorp Holdings, Inc.	124,596	34,886,880
Molina Healthcare, Inc.(a)	78,522	17,957,981
Quest Diagnostics, Inc.	167,742	35,552,917
Tenet Healthcare Corp.(a)	129,485	24,224,054
Universal Health Services, Inc., Class B	77,679	11,550,090
		351,298,862
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	261,113	13,799,822
American Healthcare REIT, Inc.	291,224	15,187,332
Healthcare Realty Trust, Inc.	506,971	10,225,605
Healthpeak Properties, Inc.	1,058,128	22,643,939
Janus Living, Inc., Class A	70,672	2,031,113
Medical Properties Trust, Inc.	780,696	3,606,815
Omega Healthcare Investors, Inc.	454,592	21,674,947
Ventas, Inc.	736,715	65,420,292
		154,589,865
Health Care Technology — 0.3%
Doximity, Inc., Class A(a)	198,550	4,117,927
Veeva Systems, Inc., Class A(a)	226,756	40,242,387
		44,360,314
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,035,589	24,553,815
Hotels, Restaurants & Leisure — 2.0%
Aramark	399,633	22,739,118
Boyd Gaming Corp.	77,864	6,877,727
Caesars Entertainment, Inc.(a)	308,053	9,297,039
Carnival Corp. Ltd.	1,940,068	55,427,743
Churchill Downs, Inc.	84,653	7,588,295
Domino’s Pizza, Inc.	43,109	12,761,988
Flutter Entertainment PLC(a)	216,086	22,077,507
Hyatt Hotels Corp., Class A	3,711	719,340
MGM Resorts International(a)	283,805	13,568,717
Norwegian Cruise Line Holdings Ltd.(a)(b)	696,842	14,710,335
Restaurant Brands International, Inc.	221,576	16,066,476
Royal Caribbean Cruises Ltd.	165,633	52,593,446
Texas Roadhouse, Inc.	68,261	13,190,073
Travel + Leisure Co.	64,425	4,924,003
Vail Resorts, Inc.	9,849	1,340,941
Wyndham Hotels & Resorts, Inc.	10,272	865,005
Wynn Resorts Ltd.	17,436	1,692,861
Yum! Brands, Inc.	294,738	47,116,817
		303,557,431
Security	Shares	Value
Household Durables — 1.9%
DR Horton, Inc.	382,269	$ 62,263,975
Garmin Ltd.	249,899	59,361,008
Lennar Corp., Class A	311,920	28,225,641
Lennar Corp., Class B	14,616	1,296,585
Mohawk Industries, Inc.(a)	76,381	9,267,307
NVR, Inc.(a)	2,411	16,427,107
PulteGroup, Inc.	287,461	39,442,524
SharkNinja, Inc.(a)(b)	107,736	16,404,961
Somnigroup International, Inc.	259,140	20,316,576
Toll Brothers, Inc.	143,814	23,693,357
TopBuild Corp.(a)	40,308	14,290,395
Whirlpool Corp.(b)	97,298	3,835,487
		294,824,923
Household Products — 0.6%
Church & Dwight Co., Inc.	361,371	35,009,622
Clorox Co. (The)	183,771	17,539,104
Kimberly-Clark Corp.	340,528	37,379,759
Reynolds Consumer Products, Inc.	82,796	2,223,073
		92,151,558
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,084,210	15,894,519
Brookfield Renewable Corp.	208,885	7,753,811
Clearway Energy, Inc., Class C	182,842	6,249,540
Talen Energy Corp.(a)	20,644	7,932,663
		37,830,533
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	439,142	6,903,312
EastGroup Properties, Inc.	81,122	16,429,639
First Industrial Realty Trust, Inc.	199,050	12,203,755
Lineage, Inc.	109,088	4,718,056
Rexford Industrial Realty, Inc.	343,735	11,515,123
STAG Industrial, Inc.	289,368	11,013,346
		62,783,231
Insurance — 5.3%
Allstate Corp. (The)	390,152	92,832,767
American Financial Group, Inc.	100,773	14,102,174
American International Group, Inc.	810,397	60,398,888
Arch Capital Group Ltd.(a)	528,762	51,321,640
Assurant, Inc.	70,416	18,908,808
Assured Guaranty Ltd.	63,748	5,110,040
Axis Capital Holdings Ltd.	105,866	11,374,243
Brighthouse Financial, Inc.(a)	86,632	5,483,806
Brown & Brown, Inc.	450,122	28,875,326
Cincinnati Financial Corp.	232,275	43,003,393
CNA Financial Corp.	31,437	1,528,153
Everest Group Ltd.	60,356	21,560,974
Fidelity National Financial, Inc., Class A	366,518	17,284,989
First American Financial Corp.	148,557	10,189,525
Globe Life, Inc.	119,099	21,280,609
Hanover Insurance Group, Inc. (The)	53,008	11,350,073
Hartford Insurance Group, Inc. (The)	416,296	55,167,546
Kinsale Capital Group, Inc.	33,329	10,992,237
Lincoln National Corp.	242,664	8,578,172
Loews Corp.	255,105	28,880,437
Markel Group, Inc.(a)	18,780	36,677,528
Old Republic International Corp.	343,851	14,070,383
Primerica, Inc.	47,750	13,570,550
Principal Financial Group, Inc.	326,553	35,195,882
Prudential Financial, Inc.	529,173	57,113,642
Reinsurance Group of America, Inc.	99,888	21,241,183
RenaissanceRe Holdings Ltd.	64,142	20,326,600
RLI Corp.	124,875	7,376,366
Ryan Specialty Holdings, Inc., Class A	144,327	5,449,788
Unum Group	241,675	21,605,745

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
W R Berkley Corp.	345,055	$ 24,336,729
White Mountains Insurance Group Ltd.(b)	3,671	7,611,415
Willis Towers Watson PLC	143,375	37,473,924
		820,273,535
Interactive Media & Services — 0.2%
Match Group, Inc.	354,456	13,487,051
People, Inc.(a)	99,615	4,598,229
Pinterest, Inc., Class A(a)	747,146	15,712,480
		33,797,760
IT Services — 1.3%
Akamai Technologies, Inc.(a)	218,658	25,847,562
Amdocs Ltd.	161,286	8,151,394
Applied Digital Corp.(a)	388,639	14,496,235
Cognizant Technology Solutions Corp., Class A	720,039	27,887,110
EPAM Systems, Inc.(a)(b)	77,676	6,163,591
Kyndryl Holdings, Inc.(a)	319,577	3,614,416
MongoDB, Inc., Class A(a)	10,642	3,574,648
Okta, Inc., Class A(a)	255,861	34,912,233
Twilio, Inc., Class A(a)	191,398	39,491,149
VeriSign, Inc.	123,851	31,155,958
		195,294,296
Leisure Products — 0.2%
Brunswick Corp.	98,582	8,304,548
Hasbro, Inc.	161,000	13,296,990
Mattel, Inc.(a)	440,181	6,109,712
YETI Holdings, Inc.(a)(b)	114,862	5,692,561
		33,403,811
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	429,577	57,060,713
Avantor, Inc.(a)	1,005,528	9,954,727
Bio-Rad Laboratories, Inc., Class A(a)	27,693	8,130,942
Bio-Techne Corp.	237,823	16,802,195
Bruker Corp.	169,184	10,181,493
Charles River Laboratories International, Inc.(a)	74,087	16,802,191
Illumina, Inc.(a)	230,947	40,607,411
IQVIA Holdings, Inc.(a)	253,103	48,904,562
Mettler-Toledo International, Inc.(a)	30,712	39,234,887
QIAGEN NV	314,357	12,291,359
Repligen Corp.(a)	81,215	11,080,974
Revvity, Inc.	170,338	18,951,806
Sotera Health Co.(a)	426,060	7,562,565
Waters Corp.(a)	149,504	56,069,980
West Pharmaceutical Services, Inc.	106,254	38,145,186
		391,780,991
Machinery — 4.6%
AGCO Corp.	91,272	10,925,258
Allison Transmission Holdings, Inc.	107,126	12,077,385
Chart Industries, Inc.(a)	72,775	15,205,609
CNH Industrial NV	1,328,574	14,919,886
Crane Co.	75,517	16,845,577
Donaldson Co., Inc.	174,254	15,642,782
Dover Corp.	202,680	45,457,071
Esab Corp.	86,818	8,562,859
Flowserve Corp.	195,720	14,514,595
Fortive Corp.	464,341	28,366,592
Gates Industrial Corp. PLC(a)	381,231	10,663,031
Graco, Inc.	251,788	19,037,691
IDEX Corp.	112,271	25,479,904
Ingersoll Rand, Inc.	595,274	48,806,515
ITT, Inc.	136,040	26,903,270
Lincoln Electric Holdings, Inc.	62,091	16,485,782
Middleby Corp. (The)(a)	66,111	11,371,753
Mueller Industries, Inc.	165,558	20,352,045
Security	Shares	Value
Machinery (continued)
Nordson Corp.	79,977	$ 24,128,261
Oshkosh Corp.	95,040	14,586,739
Otis Worldwide Corp.	584,092	41,820,987
Pentair PLC	244,506	18,743,830
RBC Bearings, Inc.(a)	38,915	25,063,595
Snap-on, Inc.	76,946	30,963,070
SPX Technologies, Inc.(a)	74,208	18,193,575
Stanley Black & Decker, Inc.	237,038	22,310,017
Timken Co. (The)	98,226	14,274,202
Toro Co. (The)	145,750	14,198,965
Watts Water Technologies, Inc., Class A	41,564	16,270,228
Westinghouse Air Brake Technologies Corp.	256,620	69,184,752
Xylem, Inc.	360,673	42,635,155
		713,990,981
Marine Transportation — 0.1%
Kirby Corp.(a)	81,294	11,053,545
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	119,398	16,979,590
EchoStar Corp., Class A(a)(b)	28,592	2,902,088
Fox Corp., Class A, NVS	302,953	15,802,029
Fox Corp., Class B	210,047	9,838,601
Liberty Broadband Corp., Class A(a)	25,976	864,481
Liberty Broadband Corp., Class C, NVS(a)	177,063	5,889,115
New York Times Co. (The), Class A	234,912	16,439,142
News Corp., Class A, NVS	565,364	14,037,988
News Corp., Class B	185,891	5,216,101
Nexstar Media Group, Inc., Class A	43,461	7,761,700
NIQ Global Intelligence PLC(a)(b)	79,321	741,651
Omnicom Group, Inc.	429,837	31,305,029
Sirius XM Holdings, Inc.	270,235	7,982,742
Trade Desk, Inc. (The), Class A(a)	452,399	8,179,374
Versant Media Group, Inc.	215,502	7,760,227
		151,699,858
Metals & Mining — 1.7%
Alcoa Corp.	400,483	20,881,184
Almonty Industries, Inc.(a)	16,596	274,830
Anglogold Ashanti PLC	73,584	5,952,210
Cleveland-Cliffs, Inc.(a)	872,913	8,196,653
Coeur Mining, Inc.	1,567,500	25,581,600
Hecla Mining Co.	912,830	14,084,967
MP Materials Corp., Class A(a)(b)	216,416	12,121,460
Nucor Corp.	335,245	74,675,824
Reliance, Inc.	77,712	29,033,203
Royal Gold, Inc.	129,387	25,826,939
Steel Dynamics, Inc.	188,029	43,145,134
		259,774,004
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,748,031	19,053,538
Annaly Capital Management, Inc.	1,119,534	25,032,780
Rithm Capital Corp.	850,792	7,988,937
Starwood Property Trust, Inc.	535,442	8,770,540
		60,845,795
Multi-Utilities — 2.5%
Ameren Corp.	420,423	47,524,616
CenterPoint Energy, Inc.	998,100	43,956,324
CMS Energy Corp.	466,907	35,718,385
Consolidated Edison, Inc.	560,677	62,027,697
DTE Energy Co.	315,833	48,123,474
NiSource, Inc.	730,136	34,717,967
Public Service Enterprise Group, Inc.	759,201	61,616,753
WEC Energy Group, Inc.	495,783	57,892,581
		391,577,797

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.3%
BXP, Inc.	241,678	$ 16,025,668
Cousins Properties, Inc.	248,850	7,460,523
Kilroy Realty Corp.	176,032	6,595,919
Vornado Realty Trust	267,185	10,500,371
		40,582,481
Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	503,481	11,454,193
Antero Resources Corp.(a)	450,913	15,845,083
APA Corp.	537,970	17,521,683
Cheniere Energy, Inc.	296,924	70,967,805
Chord Energy Corp.	85,892	9,817,456
Devon Energy Corp.	1,714,402	70,839,091
Diamondback Energy, Inc.	291,325	51,209,108
DT Midstream, Inc.	155,150	22,766,711
EQT Corp.	917,524	48,784,751
Expand Energy Corp.	345,240	31,482,436
HF Sinclair Corp.	236,112	16,445,201
Kinder Morgan, Inc.	2,957,722	94,558,372
Marathon Petroleum Corp.	219,197	56,042,097
Matador Resources Co.	160,433	7,986,355
Occidental Petroleum Corp.	1,102,936	53,569,601
ONEOK, Inc.	958,694	83,348,856
Ovintiv, Inc.	431,379	22,712,104
Permian Resources Corp., Class A	1,054,195	19,407,730
Phillips 66	572,443	96,771,489
Range Resources Corp.	355,758	13,230,640
Viper Energy, Inc., Class A	287,694	12,198,226
		826,958,988
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	95,478	7,510,299
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(a)	143,188	7,474,414
Delta Air Lines, Inc.	934,982	87,570,414
Southwest Airlines Co.	636,943	32,751,609
United Airlines Holdings, Inc.(a)	462,420	62,884,496
		190,680,933
Personal Care Products — 0.6%
elf Beauty, Inc.(a)	89,308	6,608,792
Estee Lauder Cos., Inc. (The), Class A	309,117	24,404,787
Kenvue, Inc.	2,883,444	55,102,615
		86,116,194
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(a)	753,909	18,553,700
Jazz Pharmaceuticals PLC(a)	90,998	21,927,788
Organon & Co.	402,425	5,448,835
Royalty Pharma PLC, Class A	631,271	35,395,365
Viatris, Inc.	1,773,314	28,160,226
Zoetis, Inc., Class A	136,649	9,819,597
		119,305,511
Professional Services — 2.0%
Amentum Holdings, Inc.(a)	232,714	4,810,198
Booz Allen Hamilton Holding Corp., Class A	141,642	8,593,420
Broadridge Financial Solutions, Inc.	175,954	24,096,900
CACI International, Inc., Class A(a)	33,245	15,401,079
Equifax, Inc.	180,844	28,703,560
ExlService Holdings, Inc.(a)	191,007	4,939,441
FTI Consulting, Inc.(a)	45,266	6,745,087
Genpact Ltd.	236,785	6,511,588
Jacobs Solutions, Inc.	178,328	22,469,328
KBR, Inc.	191,416	6,609,594
Leidos Holdings, Inc.	191,216	19,689,512
Parsons Corp.(a)	56,464	2,958,149
Paychex, Inc.	489,598	48,142,171
Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	62,484	$ 7,852,989
Paylocity Holding Corp.(a)	61,695	6,448,978
Robert Half, Inc.	149,989	4,604,662
Science Applications International Corp.	65,403	7,221,145
SS&C Technologies Holdings, Inc.	316,453	19,635,909
TransUnion	293,733	21,189,899
UL Solutions, Inc., Class A	76,523	7,794,633
Verisk Analytics, Inc.	198,933	35,714,441
		310,132,683
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(a)	402,106	54,159,657
CoStar Group, Inc.(a)	550,727	15,596,589
Howard Hughes Holdings, Inc.(a)(b)	47,144	3,370,325
Jones Lang LaSalle, Inc.(a)	66,629	20,651,658
Zillow Group, Inc., Class A(a)	60,856	1,909,053
Zillow Group, Inc., Class C, NVS(a)	246,745	7,777,402
		103,464,684
Residential REITs — 1.6%
American Homes 4 Rent, Class A	511,609	17,149,134
AvalonBay Communities, Inc.	211,866	39,976,996
Camden Property Trust	150,311	17,209,106
Equity LifeStyle Properties, Inc.	294,341	18,970,277
Equity Residential	566,698	38,495,795
Essex Property Trust, Inc.	97,063	28,302,600
Invitation Homes, Inc.	904,058	27,311,592
Mid-America Apartment Communities, Inc.	175,367	24,365,491
Sun Communities, Inc.	186,193	22,326,403
UDR, Inc.	494,811	19,752,855
		253,860,249
Retail REITs — 1.2%
Agree Realty Corp.	180,380	13,661,981
Brixmor Property Group, Inc.	463,520	14,614,786
Federal Realty Investment Trust	130,242	16,077,072
Kimco Realty Corp.	1,008,701	25,570,570
NNN REIT, Inc.	288,498	13,423,812
Realty Income Corp.	1,419,687	87,963,807
Regency Centers Corp.	277,312	22,112,859
		193,424,887
Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology, Inc.	189,620	16,350,932
Cirrus Logic, Inc.(a)	77,513	11,513,006
Enphase Energy, Inc.(a)	195,416	9,622,284
Entegris, Inc.	198,231	35,653,828
First Solar, Inc.(a)	146,606	34,593,152
GLOBALFOUNDRIES, Inc.	192,439	15,858,898
MKS, Inc.	93,160	41,437,568
ON Semiconductor Corp.(a)	566,394	53,546,889
Onto Innovation, Inc.(a)	60,892	23,044,577
Qnity Electronics, Inc.	318,911	52,081,355
Qorvo, Inc.(a)	128,054	11,943,596
Skyworks Solutions, Inc.	228,377	15,483,961
Universal Display Corp.	65,657	5,685,240
		326,815,286
Software — 2.6%
Aurora Innovation, Inc., Class A(a)(b)	1,837,534	12,531,982
Bentley Systems, Inc., Class B	198,693	5,938,934
BILL Holdings, Inc.(a)	132,292	4,783,679
BitMine Immersion Technologies, Inc.	859,980	11,446,334
CCC Intelligent Solutions Holdings, Inc.(a)	836,160	4,314,586
Circle Internet Group, Inc., Class A(a)(b)	272,874	17,090,099
Docusign, Inc.(a)	276,900	12,299,898
Dolby Laboratories, Inc., Class A	93,264	4,903,821
Dropbox, Inc., Class A(a)	231,972	6,372,271

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Dynatrace, Inc.(a)	371,844	$ 16,327,670
Elastic NV(a)	67,755	3,863,390
Fair Isaac Corp.(a)(b)	6,149	7,346,702
Figma, Inc., Class A(a)	325,213	5,883,103
Gen Digital, Inc.	745,566	18,557,138
Gitlab, Inc., Class A(a)	217,529	6,641,160
Guidewire Software, Inc.(a)	61,391	7,554,162
HubSpot, Inc.(a)	8,788	1,603,898
IREN Ltd.(a)(b)	432,214	19,765,146
Klaviyo, Inc., Class A(a)	164,314	2,481,141
Nutanix, Inc., Class A(a)	395,231	20,140,972
Pegasystems, Inc.	95,200	2,853,144
PTC, Inc.(a)	180,084	20,459,343
RingCentral, Inc., Class A	100,449	3,915,502
Roper Technologies, Inc.	155,535	52,631,489
Rubrik, Inc., Class A(a)	77,280	6,204,038
SailPoint, Inc.(a)(b)	103,365	1,513,264
SentinelOne, Inc., Class A(a)	153,470	2,604,386
Trimble, Inc.(a)	352,828	18,057,737
Tyler Technologies, Inc.(a)	64,165	18,765,696
UiPath, Inc., Class A(a)(b)	608,606	6,615,547
Unity Software, Inc.(a)	550,032	15,719,914
Workday, Inc., Class A(a)	288,693	35,341,797
Zoom Communications, Inc., Class A(a)	403,913	34,861,731
		409,389,674
Specialized REITs — 2.7%
Crown Castle, Inc.	663,717	50,263,288
CubeSmart	345,130	13,725,820
Digital Realty Trust, Inc.	531,744	95,490,588
EPR Properties	115,058	6,674,515
Extra Space Storage, Inc.	319,840	46,472,752
Fermi, Inc.(a)	313,225	2,869,141
Gaming & Leisure Properties, Inc.	415,133	18,485,873
Iron Mountain, Inc.	449,591	56,787,839
Lamar Advertising Co., Class A	100,046	15,605,175
Millrose Properties, Inc., Class A	235,113	7,065,146
National Storage Affiliates Trust	110,637	4,920,027
Rayonier, Inc.	460,475	9,798,908
SBA Communications Corp., Class A	160,785	28,372,121
VICI Properties, Inc.	1,656,316	43,975,190
Weyerhaeuser Co.	1,098,844	26,306,325
		426,812,708
Specialty Retail — 1.4%
AutoNation, Inc.(a)(b)	37,570	6,980,130
Bath & Body Works, Inc.	306,679	7,093,485
Best Buy Co., Inc.	300,914	22,833,354
CarMax, Inc.(a)	215,199	11,381,875
Dick’s Sporting Goods, Inc.	96,375	21,858,814
Five Below, Inc.(a)	49,741	8,942,935
Floor & Decor Holdings, Inc., Class A(a)	162,486	9,645,169
GameStop Corp., Class A(a)(b)	624,941	13,798,697
Gap, Inc. (The)	339,233	6,336,873
Lithia Motors, Inc., Class A	34,253	9,950,154
Penske Automotive Group, Inc.	26,935	4,820,018
Tractor Supply Co.	802,229	25,358,459
Ulta Beauty, Inc.(a)	51,596	23,268,764
Valvoline, Inc.(a)	22,428	886,803
Wayfair, Inc., Class A(a)	157,133	14,522,232
Williams-Sonoma, Inc.	155,262	36,191,572
		223,869,334
Technology Hardware, Storage & Peripherals — 1.3%
Everpure, Inc., Class A(a)	65,366	5,150,187
Hewlett Packard Enterprise Co.	2,014,248	90,862,727
HP, Inc.	1,394,430	30,593,794
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
IonQ, Inc.(a)(b)	559,913	$ 29,820,966
NetApp, Inc.	192,840	29,843,919
Super Micro Computer, Inc.(a)	770,276	22,592,195
		208,863,788
Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.(a)(b)	237,147	8,025,055
Birkenstock Holding PLC(a)(b)	61,263	2,636,147
Columbia Sportswear Co.	32,778	2,026,336
Crocs, Inc.(a)	73,772	8,899,854
Deckers Outdoor Corp.(a)	196,497	19,510,187
Lululemon Athletica, Inc.(a)	152,202	17,378,424
PVH Corp.	69,658	5,172,803
Ralph Lauren Corp., Class A	20,597	8,267,842
VF Corp.	534,185	8,910,206
		80,826,854
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	56,081	18,963,790
Core & Main, Inc., Class A(a)	285,929	13,796,074
Fastenal Co.	317,735	15,260,812
Ferguson Enterprises, Inc.	276,374	65,591,841
MSC Industrial Direct Co., Inc., Class A	69,554	8,273,448
QXO, Inc.(a)(b)	1,053,396	18,202,683
SiteOne Landscape Supply, Inc.(a)	66,489	7,607,007
Sunbelt Rentals Holdings, Inc.	625,921	46,825,150
United Rentals, Inc.	73,078	82,789,336
Watsco, Inc.	53,304	22,213,376
WESCO International, Inc.	72,570	25,067,855
WW Grainger, Inc.	9,376	12,755,110
		337,346,482
Water Utilities — 0.4%
American Water Works Co., Inc.	296,152	38,967,680
Essential Utilities, Inc.	434,223	16,635,083
		55,602,763
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	137,926	12,518,164
Total Common Stocks — 99.9% (Cost: $13,443,361,475)		15,506,006,491
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	318,653	3,186
Total Rights — 0.0% (Cost: $ —)		3,186
Total Long-Term Investments — 99.9% (Cost: $13,443,361,475)		15,506,009,677

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	225,068,419	$ 225,135,940
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	5,615,510	5,615,510
Total Short-Term Securities — 1.5% (Cost: $230,582,306)		230,751,450
Total Investments — 101.4% (Cost: $13,673,943,781)		15,736,761,127
Liabilities in Excess of Other Assets — (1.4)%		(214,043,538)
Net Assets — 100.0%		$ 15,522,717,589

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 294,972,998	$ —	$ (69,864,256)(a)	$ 4,691	$ 22,507	$ 225,135,940	225,068,419	$ 264,555 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,843,555	—	(19,228,045)(a)	—	—	5,615,510	5,615,510	207,502	—
				$ 4,691	$ 22,507	$ 230,751,450		$ 472,057	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	09/18/26	$ 1,887	$ 17,560
S&P Mid 400 E-Mini Index	65	09/18/26	25,253	88,348
				$ 105,908

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Mid-Cap Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 15,498,211,584	$ 7,794,907	$ —	$ 15,506,006,491
Rights	—	3,186	—	3,186
Short-Term Securities
Money Market Funds	230,751,450	—	—	230,751,450
	$ 15,728,963,034	$ 7,798,093	$ —	$ 15,736,761,127
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 105,908	$ —	$ —	$ 105,908

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust